Benefit Plans - Reconciliation of Level 3 Assets (Detail) (Other Investments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Investments
Reconciliation of Level 3 Assets [Roll Forward]
Beginning balance	$ 19.0	$ 18.3
Net realized and unrealized gains (losses)	0.7	1.9
Net issuances and settlements	(11.8)	(1.2)
Net transfers into (out of) level 3	(1.2)	0
Ending balance	$ 6.7	$ 19.0